Business Combinations - Schedule of Total Consideration is Summarized (Details) $ in Thousands	3 Months Ended
Mar. 29, 2026 USD ($)
Cobalt Power Systems, Inc. [Member]
Consideration
Common stock issued, value	$ 3,333
Deferred Cobalt Consideration Shares (Classified within Deferred consideration, current and noncurrent)	6,331
Fair value of total consideration	9,664
Sunder Energy LLC Acquisition[ Member]
Consideration
Cash	20,689
Common stock issued, value	5,700
Deferred Ambia Consideration Shares	11,400
Fair value of total consideration	57,789
Ambia Energy LLC Acquisition [Member]
Consideration
Common stock issued, value	16,493
Deferred Ambia Consideration Shares	16,879
Fair value of total consideration	33,372
Seller note [Member] | Sunder Energy LLC Acquisition[ Member]
Consideration
Seller note	$ 20,000